Loss Per Share (Details) - Schedule of Basic and Diluted (Loss) Earnings Per Ordinary Share - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss	$ (6,040,235)	$ (5,827,309)
Less: accretion to redemption value of redeemable non-controlling interests	1,792,027	1,986,936
foreign currency effect on redemption value of redeemable non-controlling interests	(808,100)	(1,323,203)
net loss attributable to non-controlling interests	(1,588,773)	(1,118,160)
Net income (loss) attributable to ordinary shareholders	$ (5,435,389)	$ (5,372,882)
Denominator:
Weighted average number of shares outstanding – basic (in Shares)	26,141,350	25,361,550
Weighted average number of shares outstanding – diluted (in Shares)	26,141,350	25,361,550
Loss per share – basic (in Dollars per share)	$ (0.21)	$ (0.21)
Loss per share – diluted (in Dollars per share)	$ (0.21)	$ (0.21)